Nature of the Business and Summary of Significant Accounting Policies - Additional Information (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2014 OperatingSegment	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Number of operating segments	1
Property plant and equipment depreciation method	The Company provides for depreciation on the straight-line method by charges to income at rates based upon estimated recovery periods
Deferred tax asset valuation allowance	100.00%	100.00%
Advertising expense	$ 14,231,930	$ 12,037,402	$ 10,666,163
Shipping and handling cost	$ 9,447,406	$ 6,872,953	$ 5,170,367
Furniture and Office Equipment
Estimated useful life	7 years
Automotive Equipment
Estimated useful life	5 years
Refrigeration Equipment
Estimated useful life				9 years
Refrigeration Equipment | Minimum
Estimated useful life	6 years
Refrigeration Equipment | Maximum
Estimated useful life	9 years
Machinery and Equipment | Minimum
Estimated useful life	5 years
Machinery and Equipment | Maximum
Estimated useful life	10 years
Building and Improvements | Minimum
Estimated useful life	15 years
Building and Improvements | Maximum
Estimated useful life	39 years